As filed with the Securities and Exchange Commission on June 28, 2019

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 152	☒
and/or
REGISTRATION STATEMENT
Under the Investment Company Act of 1940
Amendment No. 155	☒

HIGHLAND FUNDS II

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 877-665-1287

(Name and Address of Agent for Service)	Copy to:

Mr. Dustin Norris c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Jon-Luc Dupuy, Esquire K&L Gates LLP State Street Financial Center, 1 Lincoln Street Boston, Massachusetts 02111

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on July 16, 2019 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HIGHLAND FUNDS II

EXPLANATORY NOTE

This Post-Effective Amendment No. 152 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate July 16, 2019, as the new effective date for Post-Effective Amendment No. 145 filed pursuant to Rule 485(a) under the Securities Act on March 15, 2019. The Post-Effective Amendment was scheduled to become effective on June 28, 2019 pursuant to the Post-Effective Amendment No. 151 filed with the Securities and Exchange Commission on June 21, 2019. Post-Effective Amendment No. 152 relates solely to Highland Premier Growth Equity Fund, a series of Highland Funds II (the “Trust”) and is not intended to amend or supersede any information contained in Post-Effective Amendment No. 145. This Post-Effective Amendment No. 152 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A of Highland Funds II (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 15, 2019 (“Amendment No. 145/148”).

PART B. STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 145/148 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on March 15, 2019.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 145/148 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on March 15, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant has duly caused this Post-Effective Amendment No. 152 under the Securities Act and Amendment No. 155 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 28th day of June, 2019.

By:	/s/ Frank Waterhouse
Frank Waterhouse Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dustin Norris	Trustee and Secretary	June 28, 2019
Dustin Norris*

/s/ Ethan Powell
Ethan Powell*	Trustee	June 28, 2019

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich*	Trustee	June 28, 2019

/s/ John Honis
John Honis*	Trustee	June 28, 2019

/s/ Bryan A. Ward
Bryan A. Ward*	Trustee	June 28, 2019

/s/ Frank Waterhouse
Frank Waterhouse	Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer	June 28, 2019

* By:	/s/ Frank Waterhouse
Frank Waterhouse
Attorney in Fact**

June 28, 2019**

Pursuant to powers of attorney dated December 8, 2017 and February 26, 2018 is incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 143 to the Registration Statement previously filed with the Commission on January 25, 2019 (Accession Number 0001193125-19-017106).